UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2016

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2016

MFS® GLOBAL BOND FUND

GLB-SEM

MFS® GLOBAL BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

While economic growth remains subpar on a global basis, markets had largely recovered after a bout of volatility early this year only to be blindsided by the unexpected vote by the United Kingdom to leave the European Union. Central bank policy remains accommodative globally, with the U.S. Federal Reserve recently signaling it will move slowly in tightening monetary policy as the labor market cools and inflation remains in check. This suggests a continuation of the “lower for longer” interest rate environment.

Overcapacity in the manufacturing sector has been restraining prices and profits around the world. China continues to grapple with challenges posed by its attempt to shift from an investment-led, export-driven model to a consumer-driven economy, amplifying the global manufacturing glut. Emerging markets have been mixed of late, supported by firmer commodity prices but constrained by the prospect of tighter financial conditions in the wake of the Brexit vote.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 18, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	33.8%
Investment Grade Corporates	30.3%
High Yield Corporates	8.9%
Emerging Markets Bonds	3.8%
Commercial Mortgage-Backed Securities	3.6%
Mortgage-Backed Securities	3.1%
Asset-Backed Securities	1.9%
Floating Rate Loans	0.7%
U.S. Government Agencies	0.1%
Collateralized Debt Obligations (o)	0.0%
U.S. Treasury Securities	(2.3)%

Composition including fixed income credit quality (a)(i)
AAA	13.5%
AA	8.7%
A	20.0%
BBB	28.7%
BB	9.5%
B	1.9%
U.S. Government	1.2%
Federal Agencies	3.2%
Not Rated	(2.8)%
Cash & Cash Equivalents	13.2%
Other	2.9%

Portfolio facts (i)
Average Duration (d)	6.7
Average Effective Maturity (m)	10.8 yrs.

Issuer country weightings (i)(x)
United States	52.7%
Japan	9.5%
Italy	6.8%
United Kingdom	5.1%
Germany	4.1%
France	3.6%
Canada	3.1%
Australia	2.1%
Spain	1.7%
Other Countries	11.3%

Currency exposure weightings (i)(y)
United States Dollar	46.2%
Euro	23.1%
Japanese Yen	17.6%
British Pound Sterling	5.7%
Canadian Dollar	1.5%
Swedish Krona	1.5%
Australian Dollar	1.2%
South Korean Won	1.2%
Chinese Yuan Offshore (HK)	(1.0)%
Other Currencies	3.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 5/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2015 through May 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2015 through May 31, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/15	Ending Account Value 5/31/16	Expenses Paid During Period (p) 12/01/15-5/31/16
A	Actual	1.05%	$1,000.00	$1,064.60	$5.42
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
B	Actual	1.80%	$1,000.00	$1,059.76	$9.27
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07
C	Actual	1.80%	$1,000.00	$1,059.76	$9.27
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07
I	Actual	0.80%	$1,000.00	$1,064.99	$4.13
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
R1	Actual	1.80%	$1,000.00	$1,059.76	$9.27
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07
R2	Actual	1.30%	$1,000.00	$1,062.37	$6.70
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
R3	Actual	1.05%	$1,000.00	$1,063.67	$5.42
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R4	Actual	0.80%	$1,000.00	$1,064.98	$4.13
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
R5	Actual	0.65%	$1,000.00	$1,067.03	$3.36
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 85.6%
Issuer	Shares/Par		Value ($)
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	550,000	$611,539

Asset-Backed & Securitized - 5.5%
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.584%, 3/15/2028 (n)		$2,247,000	$2,247,112
Chesapeake Funding LLC, “A”, FRN, 0.887%, 5/07/2024 (z)		235,325	235,273
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		2,460,000	2,493,137
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046		646,453	652,510
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048		3,104,000	3,218,885
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		2,500,000	2,603,028
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,394,435
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.7%, 6/15/2039		130,000	131,222
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		723,004	722,745
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)		964,706	963,681
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)		3,503,000	3,551,282
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		1,250,000	1,274,067
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.864%, 6/17/2021 (n)		285,727	285,548
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)		442,280	442,228
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		2,175,000	2,175,014
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		3,108,537	3,278,547
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.743%, 6/15/2049		173,697	176,076
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.743%, 6/15/2049		2,455,705	2,463,645
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	720,501
Morgan Stanley Capital I Trust, “AM”, FRN, 5.681%, 4/15/2049		2,458,000	2,444,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/2017 (n)		$1,920,898	$1,919,088
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,578,270

			$35,970,394
Automotive - 2.0%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	650,000	$697,428
Delphi Automotive PLC, 4.25%, 1/15/2026		$1,056,000	1,122,749
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,600,000	1,828,663
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,000,000	1,095,912
General Motors Co., 5.2%, 4/01/2045		$1,208,000	1,175,256
General Motors Financial Co., Inc., 3.1%, 1/15/2019		893,000	909,888
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	751,987
Grupo Antolin Dutch B.V., 5.125%, 6/30/2022 (n)	EUR	180,000	212,924
Lear Corp., 5.25%, 1/15/2025		$1,971,000	2,099,115
RCI Banque S.A., 1.25%, 6/08/2022	EUR	500,000	564,598
Schaeffler Finance B.V., 3.25%, 5/15/2019	EUR	600,000	678,416
Toyota Motor Credit Corp., 1%, 3/09/2021	EUR	660,000	756,565
Volkswagen International Finance N.V., 2.5% to 3/20/22, FRN to 12/31/2049	EUR	550,000	551,030
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 12/31/2049	EUR	600,000	674,481

			$13,119,012
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020		$1,780,000	$1,992,603

Broadcasting - 0.6%
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	1,000,000	$980,857
Omnicom Group, Inc., 3.6%, 4/15/2026		$910,000	933,789
Omnicom Group, Inc., 3.65%, 11/01/2024		1,000,000	1,037,857
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	800,000	938,480

			$3,890,983
Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$604,000	$620,013
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,036,948

			$1,656,961
Building - 0.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		$1,527,000	$1,599,533
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	930,000	1,056,753
Masco Corp., 4.375%, 4/01/2026		$1,046,000	1,082,610

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Masco Corp., 4.45%, 4/01/2025		$355,000	$368,313

			$4,107,209
Business Services - 1.2%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$1,295,194
Equinix, Inc., 5.75%, 1/01/2025		1,341,000	1,394,640
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		1,605,000	1,658,838
Fidelity National Information Services, Inc., 5%, 10/15/2025		453,000	504,351
MSCI, Inc., 5.75%, 8/15/2025 (n)		1,014,000	1,067,235
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		1,630,000	1,691,132

			$7,611,390
Cable TV - 1.6%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)		$2,111,000	$2,415,959
Comcast Corp., 2.75%, 3/01/2023		2,760,000	2,818,324
Comcast Corp., 4.65%, 7/15/2042		1,000,000	1,095,878
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		500,000	506,868
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	650,115
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (z)		$837,000	832,815
Sky PLC, 2.5%, 9/15/2026	EUR	1,300,000	1,525,291
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	350,000	547,863
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	317,404

			$10,710,517
Chemicals - 0.5%
Huntsman International LLC, 5.125%, 4/15/2021	EUR	500,000	$572,737
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	740,000	846,825
LyondellBasell Industries N.V., 5.75%, 4/15/2024		$799,000	927,734
LyondellBasell Industries N.V., 4.625%, 2/26/2055		750,000	663,806

			$3,011,102
Computer Software - 0.2%
VeriSign, Inc., 4.625%, 5/01/2023		$1,310,000	$1,326,375

Computer Software - Systems - 0.2%
Apple, Inc., 3.6%, 7/31/2042	GBP	690,000	$1,022,435

Conglomerates - 0.5%
General Electric Capital Corp., 3.1%, 1/09/2023		$638,000	$671,656
General Electric Co., 1.25%, 5/26/2023	EUR	325,000	377,818
Roper Industries, Inc., 1.85%, 11/15/2017		$2,000,000	2,004,496

			$3,053,970

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$340,000	$378,340
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		866,000	901,735

			$1,280,075
Consumer Services - 0.5%
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	380,000	$435,931
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,450,000	1,474,493
Service Corp. International, 5.375%, 5/15/2024		$1,507,000	1,559,745

			$3,470,169
Containers - 0.4%
Ball Corp., 5%, 3/15/2022		$566,000	$591,470
Ball Corp., 5.25%, 7/01/2025		455,000	473,769
Crown European Holdings S.A., 3.375%, 5/15/2025 (z)	EUR	1,000,000	1,123,443
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	625,000	736,630

			$2,925,312
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/2022	GBP	500,000	$787,718

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$286,336

Electronics - 0.4%
Flextronics International Ltd., 4.625%, 2/15/2020		$378,000	$394,065
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (z)		791,000	794,963
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,175,000	1,311,464

			$2,500,492
Emerging Market Quasi-Sovereign - 0.8%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,657,000	$1,673,673
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,740,000	1,757,400
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/2025 (n)		2,000,000	1,980,000

			$5,411,073
Emerging Market Sovereign - 1.5%
Dominican Republic, 8.625%, 4/20/2027		$1,394,000	$1,617,040
Republic of Argentina, 7.5%, 4/22/2026 (n)		1,300,000	1,364,350
Republic of Indonesia, 2.875%, 7/08/2021	EUR	550,000	634,661
United Mexican States, 6.5%, 6/10/2021	MXN	105,200,000	5,921,700

			$9,537,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.375%, 9/15/2017		$190,000	$199,929
Concho Resources, Inc., 6.5%, 1/15/2022		976,000	1,007,720

			$1,207,649
Energy - Integrated - 0.1%
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/31/2049	EUR	600,000	$610,845

Entertainment - 0.4%
Carnival Corp., 1.875%, 12/15/2017		$1,106,000	$1,112,909
Carnival Corp., 1.875%, 11/07/2022	EUR	1,120,000	1,286,758

			$2,399,667
Financial Institutions - 0.5%
Aercap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$155,250
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)		1,657,000	1,759,842
Icahn Enterprises LP, 5.875%, 2/01/2022		1,589,000	1,461,880

			$3,376,972
Food & Beverages - 3.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$706,081
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,335,000	1,372,782
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,747,000	1,891,218
Coca-Cola Co., 0.75%, 3/09/2023	EUR	450,000	504,458
Coca-Cola Co., 1.125%, 3/09/2027	EUR	400,000	440,751
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	575,000	621,641
Constellation Brands, Inc., 4.25%, 5/01/2023		$2,554,000	2,630,620
J.M. Smucker Co., 2.5%, 3/15/2020		1,182,000	1,204,229
J.M. Smucker Co., 4.375%, 3/15/2045		195,000	204,678
Kraft Foods Group, Inc., 2.25%, 6/05/2017		2,000,000	2,019,240
Kraft Heinz Co., 5%, 7/15/2035 (n)		305,000	336,047
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)		1,764,000	1,839,833
Mead Johnson Nutrition Co., 3%, 11/15/2020		960,000	986,336
PepsiCo, Inc., 2.15%, 10/14/2020		2,785,000	2,829,577
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,980,257
SABMiller Holdings, Inc., 1.875%, 1/20/2020	EUR	200,000	236,071
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		$454,000	480,166
SYSCO Corp., 2.5%, 7/15/2021		2,198,000	2,213,386
Tyson Foods, Inc., 5.15%, 8/15/2044		750,000	850,613

			$23,347,984
Food & Drug Stores - 1.0%
CVS Health Corp., 3.375%, 8/12/2024		$1,500,000	$1,562,199
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		2,669,000	2,727,515
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	850,000	1,248,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Drug Stores - continued
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		$967,000	$980,555

			$6,518,663
Forest & Paper Products - 0.1%
Smurfit Kappa Acquisitions, 2.75%, 2/01/2025 (z)	EUR	750,000	$840,538

Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 5.625%, 3/01/2021		$1,500,000	$1,655,033

Insurance - 1.1%
Allianz SE, 2.241% to 7/07/25, FRN to 7/07/2045	EUR	900,000	$942,943
American International Group, Inc., 4.875%, 6/01/2022		$561,000	613,190
American International Group, Inc., 3.75%, 7/10/2025		1,186,000	1,191,739
Aviva PLC, 3.375% to 12/04/25, FRN to 12/04/2045	EUR	720,000	736,761
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/2040	EUR	600,000	741,464
Delta Lloyd Levensverzek, FRN, 9%, 8/29/2042	EUR	750,000	967,396
Old Mutual PLC, 7.875%, 11/03/2025	GBP	800,000	1,183,930
Unum Group, 4%, 3/15/2024		$1,000,000	1,021,913

			$7,399,336
Insurance - Health - 0.2%
UnitedHealth Group, Inc., 2.7%, 7/15/2020		$1,554,000	$1,608,642

Insurance - Property & Casualty - 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$756,862
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	830,000	970,941
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	475,000	492,217
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$318,000	323,626
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	760,734
CNA Financial Corp., 5.875%, 8/15/2020		1,000,000	1,115,555
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		1,149,000	1,203,519
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	300,000	334,840
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$500,000	489,290
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		1,000,000	1,017,969
QBE Capital Funding IV LP, 7.5% to 5/24/21, FRN to 5/24/2041	GBP	450,000	726,973

			$8,192,526
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/25, FRN to 12/31/2049	EUR	800,000	$872,580
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$769,000	816,532

			$1,689,112

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - 32.6%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	12,493,000	$10,698,023
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,700,000	1,383,145
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	3,149,000	4,947,862
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	2,800,000	3,219,332
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	3,213,000	6,394,664
Government of Canada, 2.5%, 6/01/2024	CAD	7,235,000	6,111,419
Government of Canada, 5.75%, 6/01/2033	CAD	5,156,000	6,186,964
Government of Canada, 4%, 6/01/2041	CAD	1,129,000	1,205,185
Government of Japan, 1.8%, 3/20/2043	JPY	656,100,000	8,206,597
Government of Japan, 2.1%, 9/20/2024	JPY	22,600,000	243,217
Government of Japan, 0.3%, 12/20/2025	JPY	51,500,000	484,305
Government of Japan, 2.2%, 9/20/2027	JPY	1,920,900,000	21,817,441
Government of Japan, 1.5%, 3/20/2034	JPY	1,594,000,000	17,732,431
Government of Japan, 2.4%, 3/20/2037	JPY	820,300,000	10,589,785
Government of Japan, 2%, 3/20/2052	JPY	176,700,000	2,474,965
Government of New Zealand, 5.5%, 4/15/2023	NZD	12,973,000	10,583,455
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,557,000	5,724,269
Kingdom of Denmark, 1.5%, 11/15/2023	DKK	10,168,000	1,674,376
Kingdom of Norway, 3.75%, 5/25/2021	NOK	44,700,000	6,084,000
Kingdom of Norway, 3%, 3/14/2024	NOK	26,028,000	3,524,433
Kingdom of Spain, 5.4%, 1/31/2023	EUR	3,726,000	5,388,509
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,372,000	3,621,824
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	12,430,000	1,791,404
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,720,000	4,780,290
Republic of Austria, 1.75%, 10/20/2023	EUR	791,000	992,904
Republic of France, 6%, 10/25/2025	EUR	5,746,000	9,745,722
Republic of France, 4.75%, 4/25/2035	EUR	1,591,000	2,871,625
Republic of France, 4.5%, 4/25/2041	EUR	1,011,000	1,878,752
Republic of Italy, 5.5%, 9/01/2022	EUR	14,145,000	20,339,754
Republic of Italy, 3.75%, 3/01/2021	EUR	8,599,000	11,087,407
Republic of Italy, 4.75%, 9/01/2028	EUR	2,372,000	3,529,922
United Kingdom Treasury, 5%, 3/07/2018	GBP	735,000	1,152,557
United Kingdom Treasury, 8%, 6/07/2021	GBP	717,000	1,399,858
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,537,000	4,687,815
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	2,310,000	4,487,097
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,320,000	4,056,934
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	874,000	1,789,113
United Kingdom Treasury, 4%, 1/22/2060	GBP	398,000	900,771

			$213,788,126
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	558,000	$424,643
Province of Manitoba, 4.15%, 6/03/2020	CAD	490,000	414,984

			$839,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - 3.9%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$1,764,000	$1,758,316
ABN AMRO Bank N.V., 7.125%, 7/06/2022	EUR	400,000	565,802
Bank of America Corp., 2.625%, 4/19/2021		$658,000	661,012
Bank of America Corp., 5.2% to 6/01/2023, FRN to 12/31/2049		2,000,000	1,872,500
Bank of America Corp., FRN, 6.1%, 12/31/2049		541,000	554,018
Bank of Ireland, 4.25% to 6/11/2019, FRN to 6/11/2024	EUR	750,000	834,436
Barclays Bank PLC, 6%, 1/14/2021	EUR	850,000	1,107,187
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/2023	GBP	300,000	456,584
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	544,925
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 12/31/2049	EUR	500,000	650,388
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$534,000	566,305
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		648,000	649,777
Goldman Sachs Group, Inc., 4%, 3/03/2024		2,000,000	2,110,012
Huntington National Bank, 2.4%, 4/01/2020		540,000	539,570
JPMorgan Chase & Co., 4.25%, 10/15/2020		4,194,000	4,524,047
Morgan Stanley, 2.2%, 12/07/2018		709,000	715,052
Morgan Stanley, 2.5%, 4/21/2021		749,000	746,392
Morgan Stanley, 5.5%, 7/28/2021		484,000	546,046
Morgan Stanley, 3.95%, 4/23/2027		650,000	647,366
Nationwide Building Society, 1.25%, 3/03/2025	EUR	700,000	775,227
PNC Bank N.A., 2.6%, 7/21/2020		$2,435,000	2,489,624
Royal Bank of Scotland Group PLC, 3.625% to 3/25/19, FRN to 3/25/2024	EUR	900,000	1,005,114
Wells Fargo & Co., 4.1%, 6/03/2026		$1,000,000	1,055,129

			$25,374,829
Medical & Health Technology & Services - 1.4%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$1,000,000	$1,060,279
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	282,789
Davita Healthcare Partners, Inc., 5%, 5/01/2025		982,000	973,408
Fresenius US Finance II, Inc., 4.25%, 2/01/2021 (n)		1,186,000	1,245,300
HCA, Inc. , 5.25%, 6/15/2026		638,000	655,545
HCA, Inc., 4.75%, 5/01/2023		1,301,000	1,327,020
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		300,000	303,470
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,048,836
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,323,000	1,328,088
Universal Health Services, Inc., 5%, 6/01/2026 (z)		893,000	897,465

			$9,122,200
Medical Equipment - 0.5%
Medtronic, Inc., 3.5%, 3/15/2025		$1,900,000	$2,026,614
Zimmer Holdings, Inc., 4.25%, 8/15/2035		1,209,000	1,217,675

			$3,244,289

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - 0.8%
Barrick North America Finance LLC, 5.75%, 5/01/2043		$1,389,000	$1,358,657
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	645,123
Glencore Finance Europe, 6.5%, 2/27/2019	GBP	250,000	379,287
Glencore Finance Europe S.A., 1.25%, 3/17/2021	EUR	1,000,000	1,009,174
Kinross Gold Corp., 5.95%, 3/15/2024		$1,268,000	1,196,549
Southern Copper Corp., 5.25%, 11/08/2042		1,000,000	825,105

			$5,413,895
Midstream - 1.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$796,462
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,960,000	2,002,193
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,421,000	1,449,420
Energy Transfer Partners LP, 5.15%, 2/01/2043		750,000	622,530
Energy Transfer Partners LP, 5.15%, 3/15/2045		790,000	671,844
Enterprise Products Operating LLC, 1.65%, 5/07/2018		887,000	885,590
Enterprise Products Operating LLC, 3.9%, 2/15/2024		1,000,000	1,034,051
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024		1,363,000	1,314,881
Kinder Morgan, Inc., 2.25%, 3/16/2027	EUR	400,000	393,996
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	906,000	641,382
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		$1,500,000	1,515,000
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		129,000	129,000

			$11,456,349
Mortgage-Backed - 3.1%
Fannie Mae, 3.99%, 7/01/2021		$551,793	$603,458
Fannie Mae, 4%, 9/01/2040 - 7/01/2043		470,994	503,961
Fannie Mae, 4.5%, 6/01/2044		4,246,718	4,627,938
Fannie Mae, 4.68%, 9/01/2019		200,000	218,224
Fannie Mae, 4.26%, 12/01/2019		180,930	195,599
Fannie Mae, 4.88%, 3/01/2020		505,718	538,568
Fannie Mae, 2.77%, 3/01/2022		369,154	385,417
Fannie Mae, 4%, 12/01/2040 - 2/01/2045		3,582,480	3,832,662
Fannie Mae, 4.5%, 2/01/2041		946,422	1,032,444
Freddie Mac, 4%, 4/01/2044		175,883	187,856
Freddie Mac, 1.426%, 8/25/2017		488,033	488,805
Freddie Mac, 1.883%, 5/25/2019		2,440,000	2,464,959
Freddie Mac, 2.637%, 1/25/2023		2,595,000	2,691,927
Freddie Mac, 3.32%, 2/25/2023		12,000	12,945
Freddie Mac, 5%, 7/01/2041		2,285,909	2,547,975

			$20,332,738
Natural Gas - Distribution - 0.4%
Gas Natural Fenosa Finance B.V., 1.375%, 1/21/2025	EUR	800,000	$904,342
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,600,000	1,626,016

			$2,530,358

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - 1.9%
AT&T, Inc., 2.45%, 6/30/2020		$3,487,000	$3,497,817
AT&T, Inc., 4.75%, 5/15/2046		1,231,000	1,222,611
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	400,000	736,303
Telecom Italia Finance S.A., 7.75%, 1/24/2033	EUR	300,000	448,520
Telecom Italia S.p.A., 5.375%, 1/29/2019	EUR	600,000	743,658
Verizon Communications, Inc., 2.625%, 2/21/2020		$2,000,000	2,049,658
Verizon Communications, Inc., 4.5%, 9/15/2020		1,676,000	1,839,152
Verizon Communications, Inc., 2.625%, 12/01/2031	EUR	700,000	835,534
Verizon Communications, Inc., 6.55%, 9/15/2043		$1,000,000	1,309,941

			$12,683,194
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045		$653,000	$568,397

Other Banks & Diversified Financials - 1.4%
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	1,130,000	$1,307,725
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	500,000	593,966
Capital One Financial Corp., 2.35%, 8/17/2018		$2,361,000	2,384,851
Capital One Financial Corp., 3.2%, 2/05/2025		791,000	783,604
Citizens Bank N.A., 2.55%, 5/13/2021		569,000	567,753
Discover Financial Services, 3.95%, 11/06/2024		1,000,000	1,015,955
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 12/31/2049 (n)		1,156,000	1,435,844
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	350,000	558,733
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)		$577,000	567,629

			$9,216,060
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$524,000	$522,516

Pharmaceuticals - 2.0%
Actavis Funding SCS, 3.8%, 3/15/2025		$466,000	$472,606
Actavis Funding SCS, 4.85%, 6/15/2044		660,000	661,203
Actavis, Inc., 1.875%, 10/01/2017		1,000,000	1,001,648
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/2075	EUR	500,000	549,371
Biogen, Inc., 5.2%, 9/15/2045		$883,000	971,534
Celgene Corp., 2.875%, 8/15/2020		3,201,000	3,279,322
Gilead Sciences, Inc., 2.35%, 2/01/2020		530,000	540,508
Gilead Sciences, Inc., 3.7%, 4/01/2024		1,000,000	1,061,955
Gilead Sciences, Inc., 4.75%, 3/01/2046		644,000	689,163
Johnson & Johnson, 2.05%, 3/01/2023		774,000	773,476
Johnson & Johnson, 1.15%, 11/20/2028	EUR	370,000	414,072
Mylan, Inc., 2.6%, 6/24/2018		$2,000,000	2,021,464

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)		$938,000	$821,219

			$13,257,541
Real Estate - Apartment - 0.3%
ERP Operating LP, REIT, 4.625%, 12/15/2021		$598,000	$668,391
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/31/2049	EUR	400,000	430,596
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	650,000	770,664
Vonovia Finance B.V., 4.625% to 4/08/19, FRN to 4/08/2074	EUR	300,000	346,830

			$2,216,481
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018		$1,000,000	$1,044,408

Real Estate - Retail - 0.3%
Hammerson PLC, 2.75%, 9/26/2019	EUR	450,000	$534,794
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019		$1,000,000	1,217,344

			$1,752,138
Restaurants - 0.2%
McDonald’s Corp., 4.875%, 12/09/2045		$1,030,000	$1,144,854
YUM! Brands, Inc., 5.35%, 11/01/2043		120,000	97,200

			$1,242,054
Retailers - 1.3%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,208,000	$1,268,400
Gap, Inc., 5.95%, 4/12/2021		1,111,000	1,131,947
Hanesbrands Finance, 3.5%, 6/15/2024 (z)	EUR	450,000	509,505
Hanesbrands, Inc., 4.875%, 5/15/2026 (z)		$1,300,000	1,301,625
Home Depot, Inc., 3.35%, 9/15/2025		2,338,000	2,496,463
Home Depot, Inc., 4.875%, 2/15/2044		750,000	877,833
L Brands, Inc., 6.875%, 11/01/2035		197,000	207,835
Marks & Spencer PLC, 4.75%, 6/12/2025	GBP	400,000	630,425

			$8,424,033
Specialty Chemicals - 0.3%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	650,000	$766,520
Ecolab, Inc., 4.35%, 12/08/2021		$1,000,000	1,110,001
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	399,936

			$2,276,457
Specialty Stores - 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	500,000	$532,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supermarkets - 0.4%
Casino Guichard Perrachon S.A., 2.33%, 2/07/2025	EUR	700,000	$756,132
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	677,946
METRO AG, 1.5%, 3/19/2025	EUR	800,000	881,393
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	250,000	340,847

			$2,656,318
Supranational - 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$455,877
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	477,575
International Finance Corp., 3.25%, 7/22/2019	AUD	855,000	637,155

			$1,570,607
Telecommunications - Wireless - 1.7%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	750,000	$1,015,852
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	560,000	623,859
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	1,657,374
Cellnex Telecom S.A.U., 3.125%, 7/27/2022	EUR	700,000	801,819
Crown Castle International Corp., 5.25%, 1/15/2023		$1,400,000	1,553,650
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	511,777
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,563,000	1,548,760
T-Mobile USA, Inc., 6.25%, 4/01/2021		1,546,000	1,619,435
T-Mobile USA, Inc., 6%, 4/15/2024		1,194,000	1,244,267
Wind Acquisition Finance S.A., 4%, 7/15/2020	EUR	450,000	497,563

			$11,074,356
Telephone Services - 0.3%
TDC A.S., 3.5% to 2/26/21, FRN to 2/26/2021	EUR	1,000,000	$1,043,109
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	669,915

			$1,713,024
Tobacco - 0.5%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$1,341,000	$1,432,751
Philip Morris International, Inc., 4.875%, 11/15/2043		750,000	861,674
Reynolds American, Inc., 3.25%, 6/12/2020		249,000	259,573
Reynolds American, Inc., 4%, 6/12/2022		391,000	420,217
Reynolds American, Inc., 4.45%, 6/12/2025		292,000	320,591

			$3,294,806
Transportation - Services - 0.3%
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)		$153,000	$155,345
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	474,893
Stagecoach Group PLC, 4%, 9/29/2025	GBP	900,000	1,352,805

			$1,983,043

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/2033		$921,235	$928,365

U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		$2,328,000	$3,185,905
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		4,049,000	4,902,294

			$8,088,199
Utilities - Electric Power - 1.6%
Dominion Resources, Inc., 2.5%, 12/01/2019		$1,000,000	$1,013,691
E.CL S.A., 4.5%, 1/29/2025 (n)		1,920,000	1,974,578
E.On International Finance, 6.375%, 6/07/2032	GBP	300,000	539,681
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$600,000	637,710
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		1,000,000	1,152,500
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	390,000	590,275
PPL Capital Funding, Inc., 3.1%, 5/15/2026		$1,244,000	1,232,099
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	826,240
Southern Co., 2.95%, 7/01/2023		735,000	744,721
Southern Co., 4.4%, 7/01/2046		1,110,000	1,129,681
Southern Electric Power Distribution PLC, 4.625%, 2/20/2037	GBP	300,000	507,762

			$10,348,938
Total Bonds (Identified Cost, $553,878,829)			$560,626,015

Floating Rate Loans (g)(r) - 0.7%
Automotive - 0.2%
Allison Transmission, Inc., Term Loan B3, 3.5%, 8/23/2019		$1,168,048	$1,169,946

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/2021 (o)		$1,168,048	$1,170,092

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B, 3.5%, 10/26/2020		$1,168,048	$1,171,131

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		$1,168,048	$1,173,158
Total Floating Rate Loans (Identified Cost, $4,701,725)			$4,684,327

Portfolio of Investments (unaudited) – continued

Money Market Funds - 13.5%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	88,804,412	$88,804,412
Total Investments (Identified Cost, $647,384,966)		$654,114,754

Other Assets, Less Liabilities - 0.2%		1,086,527
Net Assets - 100.0%		$655,201,281

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,255,555, representing 6.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding LLC, “A”, FRN, 0.887%, 5/07/2024	1/29/15	$235,293	$235,273
Crown European Holdings S.A., 3.375%, 5/15/2025	4/28/15	1,097,350	1,123,443
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	722,407	722,745
Hanesbrands Finance, 3.5%, 6/15/2024	5/19/16	503,865	509,505
Hanesbrands, Inc., 4.875%, 5/15/2026	5/04/16-5/13/16	1,314,625	1,301,625
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	336,193	334,840
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023	5/18/16	791,000	794,963
Sirius XM Radio, Inc., 5.375%, 7/15/2026	5/18/16	837,000	832,815
Smurfit Kappa Acquisitions, 2.75%, 2/01/2025	2/11/15	847,125	840,538
Universal Health Services, Inc., 5%, 6/01/2026	5/19/16	893,000	897,465
Total Restricted Securities			$7,593,212
% of Net assets			1.2%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 5/31/16

Forward Foreign Currency Exchange Contracts at 5/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	25,000	7/15/16	$18,903	$18,039	$864
SELL	AUD	Goldman Sachs International	627,031	7/15/16	488,197	452,444	35,753
SELL	AUD	Westpac Banking Corp.	7,170,464	7/15/16	5,434,065	5,173,962	260,103
SELL	CAD	Citibank N.A.	1,018,000	7/15/16	789,585	776,297	13,288
SELL	CAD	Goldman Sachs International	554,627	7/15/16	439,437	422,942	16,495
SELL	CAD	Merrill Lynch International	10,953,347	7/15/16	8,465,271	8,352,705	112,566

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	CNH	JPMorgan Chase Bank N.A.	42,649,000	4/26/17	$6,403,273	$6,343,846	$59,427
SELL	DKK	Goldman Sachs International	884,502	7/15/16	135,851	132,527	3,324
SELL	EUR	Barclays Bank PLC	1,096,000	7/15/16	1,230,048	1,221,364	8,684
SELL	EUR	BNP Paribas S.A.	634,372	7/15/16	723,053	706,933	16,120
SELL	EUR	Brown Brothers Harriman	37,623	7/15/16	42,325	41,926	399
SELL	EUR	Citibank N.A.	1,889,492	7/15/16	2,166,743	2,105,619	61,124
SELL	EUR	Deutsche Bank AG	3,988,474	7/15/16	4,475,160	4,444,690	30,470
SELL	EUR	Goldman Sachs International	17,031,890	7/15/16	19,278,465	18,980,057	298,408
SELL	EUR	Merrill Lynch International	187,000	7/15/16	214,099	208,390	5,709
BUY	GBP	BNP Paribas S.A.	3,989,747	7/15/16	5,675,156	5,780,316	105,160
BUY	GBP	Credit Suisse Group	947,000	7/15/16	1,347,802	1,372,006	24,204
SELL	JPY	Barclays Bank PLC	70,000,000	7/15/16	648,563	633,112	15,451
SELL	JPY	Goldman Sachs International	37,879,017	7/15/16	349,258	342,595	6,663
SELL	MXN	Deutsche Bank AG	72,298,563	7/15/16	4,104,352	3,898,210	206,142
SELL	NOK	Goldman Sachs International	76,315,604	7/15/16	9,267,805	9,121,409	146,396
SELL	NZD	Goldman Sachs International	700,000	7/15/16	474,390	472,552	1,838
SELL	NZD	Westpac Banking Corp.	14,012,617	7/15/16	9,629,372	9,459,562	169,810

							$1,598,398

Liability Derivatives
BUY	CAD	Citibank N.A.	1,255,000	7/15/16	$990,166	$957,027	$(33,139)
BUY	CAD	Deutsche Bank AG	570,793	7/15/16	439,986	435,270	(4,716)
BUY	CAD	Goldman Sachs International	457,000	7/15/16	360,296	348,495	(11,801)
BUY	CHF	UBS AG	4,774,000	7/15/16	5,013,647	4,812,841	(200,806)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	CZK	Goldman Sachs International	14,293,000	7/15/16	$605,142	$589,275	$(15,867)
BUY	EUR	BNP Paribas S.A.	568,601	7/15/16	634,027	633,640	(387)
BUY	EUR	Citibank N.A.	38,632	7/15/16	43,736	43,050	(686)
BUY	EUR	Deutsche Bank AG	23,180,909	7/15/16	26,449,534	25,832,423	(617,111)
BUY	EUR	Goldman Sachs International	10,563,488	7/15/16	12,003,538	11,771,777	(231,761)
BUY	EUR	Merrill Lynch International	1,516,000	7/15/16	1,717,520	1,689,405	(28,115)
SELL	GBP	Citibank N.A.	230,000	7/15/16	326,979	333,222	(6,243)
SELL	GBP	Goldman Sachs International	745,000	7/15/16	1,063,392	1,079,350	(15,958)
BUY	ILS	Goldman Sachs International	3,267,000	7/15/16	870,583	848,712	(21,871)
BUY	JPY	Brown Brothers Harriman	35,000,000	7/15/16	321,571	316,556	(5,015)
BUY	JPY	Deutsche Bank AG	3,600,292,310	7/15/16	33,244,924	32,562,671	(682,253)
BUY	JPY	Goldman Sachs International	100,000,000	7/15/16	921,258	904,445	(16,813)
BUY	JPY	Morgan Stanley Capital Services, Inc.	2,327,616,871	7/15/16	21,465,748	21,052,019	(413,729)
BUY	KRW	Barclays Bank PLC	8,929,623,000	6/28/16	7,771,309	7,488,453	(282,856)
BUY	KRW	Deutsche Bank AG	132,947,000	6/28/16	112,206	111,490	(716)
BUY	MYR	Barclays Bank PLC	8,228,000	7/12/16	2,027,400	1,987,209	(40,191)
BUY	NOK	Barclays Bank PLC	185,000	7/15/16	22,309	22,112	(197)
BUY	NZD	Merrill Lynch International	301,000	7/15/16	204,656	203,197	(1,459)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	PLN	Goldman Sachs International	5,021,000	7/15/16	$1,331,293	$1,271,852	$(59,441)
BUY	SEK	Goldman Sachs International	64,681,926	7/15/16	8,028,027	7,768,503	(259,524)
BUY	SGD	Goldman Sachs International	1,772,000	7/15/16	1,317,851	1,285,812	(32,039)
BUY	THB	JPMorgan Chase Bank N.A.	64,882,000	7/25/16	1,813,816	1,811,526	(2,290)
BUY	TRY	Citibank N.A.	2,694,000	7/15/16	926,088	902,267	(23,821)
BUY	ZAR	Deutsche Bank AG	15,132,000	7/15/16	1,007,490	954,134	(53,356)

							$(3,062,161)

Futures Contracts at 5/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Bund 10 yr (Long)	EUR	14	$2,554,177	June - 2016	$23,957

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	180	$23,343,750	September - 2016	$(56,903)

At May 31, 2016, the fund had cash collateral of $1,040,000 and other liquid securities with an aggregate value of $296,447 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $558,580,554)	$565,310,342
Underlying affiliated funds, at cost and value	88,804,412
Total investments, at value (identified cost, $647,384,966)	$654,114,754
Cash	426,638
Deposits with brokers	1,040,000
Receivables for
Forward foreign currency exchange contracts	1,598,398
Daily variation margin on open futures contracts	7,791
Investments sold	1,571,211
Fund shares sold	498,700
Interest	5,214,180
Receivable from investment adviser	30,443
Other assets	2,026
Total assets	$664,504,141
Liabilities
Payables for
Distributions	$3,402
Forward foreign currency exchange contracts	3,062,161
Investments purchased	5,726,296
Fund shares reacquired	203,268
Payable to affiliates
Shareholder servicing costs	245,115
Distribution and service fees	1,001
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	61,605
Total liabilities	$9,302,860
Net assets	$655,201,281
Net assets consist of
Paid-in capital	$674,392,656
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,221,731
Accumulated net realized gain (loss) on investments and foreign currency	(21,111,237)
Accumulated distributions in excess of net investment income	(3,301,869)
Net assets	$655,201,281
Shares of beneficial interest outstanding	74,389,355

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,815,633	1,672,978	$8.86
Class B	1,244,832	141,317	8.81
Class C	2,332,445	264,742	8.81
Class I	2,310,707	262,232	8.81
Class R1	78,971	8,962	8.81
Class R2	71,665	8,135	8.81
Class R3	83,695	9,497	8.81
Class R4	52,778	5,989	8.81
Class R5	634,210,555	72,015,503	8.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.25 [100 / 95.75 x $8.86]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$7,842,649
Dividends from underlying affiliated funds	140,461
Total investment income	$7,983,110
Expenses
Management fee	$1,940,147
Distribution and service fees	35,788
Shareholder servicing costs	476,494
Administrative services fee	55,711
Independent Trustees’ compensation	9,005
Custodian fee	64,292
Shareholder communications	12,391
Audit and tax fees	31,857
Legal fees	2,801
Miscellaneous	72,402
Total expenses	$2,700,888
Fees paid indirectly	(682)
Reduction of expenses by investment adviser and distributor	(533,972)
Net expenses	$2,166,234
Net investment income	$5,816,876
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(9,391,489)
Futures contracts	327,388
Foreign currency	3,049,096
Net realized gain (loss) on investments and foreign currency	$(6,015,005)
Change in unrealized appreciation (depreciation)
Investments	$42,090,692
Futures contracts	(175,555)
Translation of assets and liabilities in foreign currencies	(585,714)
Net unrealized gain (loss) on investments and foreign currency translation	$41,329,423
Net realized and unrealized gain (loss) on investments and foreign currency	$35,314,418
Change in net assets from operations	$41,131,294

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/16 (unaudited)	Year ended 11/30/15
From operations
Net investment income	$5,816,876	$11,945,972
Net realized gain (loss) on investments and foreign currency	(6,015,005)	(54,431,456)
Net unrealized gain (loss) on investments and foreign currency translation	41,329,423	(5,157,596)
Change in net assets from operations	$41,131,294	$(47,643,080)
Distributions declared to shareholders
From net investment income	$(5,696,840)	$—
From tax return of capital	—	(13,908,363)
Total distributions declared to shareholders	$(5,696,840)	$(13,908,363)
Change in net assets from fund share transactions	$(19,945,467)	$(45,129,379)
Total change in net assets	$15,488,987	$(106,680,822)
Net assets
At beginning of period	639,712,294	746,393,116
At end of period (including accumulated distributions in excess of net investment income of $3,301,869 and $3,421,905, respectively)	$655,201,281	$639,712,294

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class A						2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$8.38		$9.19	$9.72		$9.93	$10.38	$10.77
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.16		$0.31	$0.25	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(0.78)	(0.53)		(0.18)	(0.19)	0.09
Total from investment operations	$0.54		$(0.66)	$(0.37)		$0.13	$0.06	$0.25
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$(0.09)		$(0.15)	$(0.27)	$(0.53)
From net realized gain on investments	—		—	—		—	(0.23)	(0.11)
From tax return of capital	—		(0.15)	(0.07)		(0.19)	(0.01)	—
Total distributions declared to shareholders	$(0.06)		$(0.15)	$(0.16)		$(0.34)	$(0.51)	$(0.64)
Net asset value, end of period (x)	$8.86		$8.38	$9.19		$9.72	$9.93	$10.38
Total return (%) (r)(s)(t)(x)	6.46	(n)	(7.23)	(3.81	)(n)	1.40	0.39	2.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.23	1.18	(a)	1.20	1.16	1.03
Expenses after expense reductions (f)	1.05	(a)	1.05	1.10	(a)	1.10	1.09	1.02
Net investment income	1.40	(a)	1.40	3.40	(a)	3.22	2.36	1.54
Portfolio turnover	27	(n)	143	39	(n)	74	123	98
Net assets at end of period (000 omitted)	$14,816		$13,980	$17,391		$17,325	$20,995	$16,178

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class B						2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$8.34		$9.14	$9.66		$9.87	$10.32		$10.75
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.13		$0.24	$0.17		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.78)	(0.52)		(0.19)	(0.19)		0.04
Total from investment operations	$0.50		$(0.72)	$(0.39)		$0.05	$(0.02)		$0.13
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$(0.07)		$(0.12)	$(0.20)		$(0.45)
From net realized gain on investments	—		—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.08)	(0.06)		(0.14)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.03)		$(0.08)	$(0.13)		$(0.26)	$(0.43)		$(0.56)
Net asset value, end of period (x)	$8.81		$8.34	$9.14		$9.66	$9.87		$10.32
Total return (%) (r)(s)(t)(x)	5.98	(n)	(7.86)	(4.10	)(n)	0.63	(0.38)		1.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.99	1.94	(a)	1.96	1.91		1.78
Expenses after expense reductions (f)	1.80	(a)	1.80	1.85	(a)	1.85	1.84		1.78
Net investment income	0.67	(a)	0.68	2.70	(a)	2.50	1.62		0.83
Portfolio turnover	27	(n)	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$1,245		$1,272	$2,025		$2,065	$2,528		$2,169

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class C						2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$8.34		$9.14	$9.67		$9.87	$10.32		$10.76
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.13		$0.24	$0.18		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.78)	(0.53)		(0.18)	(0.20)		0.03 (g)
Total from investment operations	$0.50		$(0.72)	$(0.40)		$0.06	$(0.02)		$0.12
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$(0.07)		$(0.12)	$(0.20)		$(0.45)
From net realized gain on investments	—		—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.08)	(0.06)		(0.14)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.03)		$(0.08)	$(0.13)		$(0.26)	$(0.43)		$(0.56)
Net asset value, end of period (x)	$8.81		$8.34	$9.14		$9.67	$9.87		$10.32
Total return (%) (r)(s)(t)(x)	5.98	(n)	(7.86)	(4.20	)(n)	0.73	(0.38)		1.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.99	1.94	(a)	1.96	1.92		1.77
Expenses after expense reductions (f)	1.80	(a)	1.80	1.85	(a)	1.85	1.84		1.77
Net investment income	0.67	(a)	0.67	2.70	(a)	2.49	1.71		0.86
Portfolio turnover	27	(n)	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$2,332		$2,053	$2,392		$2,518	$3,366		$1,804

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class I						2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$8.34		$9.15	$9.67		$9.87	$10.33	$10.77
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.18		$0.33	$0.20	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.78)	(0.52)		(0.17)	(0.13)	0.03
Total from investment operations	$0.54		$(0.64)	$(0.34)		$0.16	$0.07	$0.23
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$(0.10)		$(0.16)	$(0.23)	$(0.56)
From net realized gain on investments	—		—	—		—	(0.23)	(0.11)
From tax return of capital	—		(0.17)	(0.08)		(0.20)	(0.07)	—
Total distributions declared to shareholders	$(0.07)		$(0.17)	$(0.18)		$(0.36)	$(0.53)	$(0.67)
Net asset value, end of period (x)	$8.81		$8.34	$9.15		$9.67	$9.87	$10.33
Total return (%) (r)(s)(x)	6.50	(n)	(7.03)	(3.61	)(n)	1.75	0.53	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.99	0.94	(a)	0.96	0.83	0.77
Expenses after expense reductions (f)	0.80	(a)	0.80	0.85	(a)	0.85	0.82	0.77
Net investment income	1.56	(a)	1.68	3.79	(a)	3.52	1.88	1.91
Portfolio turnover	27	(n)	143	39	(n)	74	123	98
Net assets at end of period (000 omitted)	$2,311		$699	$956		$1,393	$1,252	$404,824

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class R1						2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$8.34		$9.14	$9.66		$9.87	$10.31		$10.76
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.13		$0.24	$0.17		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.78)	(0.52)		(0.19)	(0.18)		0.01 (g)
Total from investment operations	$0.50		$(0.72)	$(0.39)		$0.05	$(0.01)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$(0.07)		$(0.12)	$(0.20)		$(0.45)
From net realized gain on investments	—		—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.08)	(0.06)		(0.14)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.03)		$(0.08)	$(0.13)		$(0.26)	$(0.43)		$(0.56)
Net asset value, end of period (x)	$8.81		$8.34	$9.14		$9.66	$9.87		$10.31
Total return (%) (r)(s)(x)	5.98	(n)	(7.86)	(4.10	)(n)	0.63	(0.28)		1.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.99	1.94	(a)	1.96	1.91		1.77
Expenses after expense reductions (f)	1.80	(a)	1.80	1.85	(a)	1.85	1.84		1.77
Net investment income	0.65	(a)	0.69	2.70	(a)	2.50	1.63		0.92
Portfolio turnover	27	(n)	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$79		$57	$113		$115	$124		$111

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class R2						2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$8.34		$9.14	$9.67		$9.87	$10.32		$10.76
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.15		$0.29	$0.22		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.77)	(0.53)		(0.18)	(0.19)		0.03 (g)
Total from investment operations	$0.52		$(0.67)	$(0.38)		$0.11	$0.03		$0.18
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$(0.08)		$(0.14)	$(0.25)		$(0.51)
From net realized gain on investments	—		—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.13)	(0.07)		(0.17)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.05)		$(0.13)	$(0.15)		$(0.31)	$(0.48)		$(0.62)
Net asset value, end of period (x)	$8.81		$8.34	$9.14		$9.67	$9.87		$10.32
Total return (%) (r)(s)(x)	6.24	(n)	(7.40)	(3.96	)(n)	1.24	0.12		1.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.49	1.44	(a)	1.46	1.42		1.26
Expenses after expense reductions (f)	1.30	(a)	1.30	1.35	(a)	1.35	1.34		1.26
Net investment income	1.16	(a)	1.18	3.23	(a)	3.02	2.15		1.42
Portfolio turnover	27	(n)	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$72		$68	$142		$165	$153		$114

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class R3						2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$8.34		$9.15	$9.67		$9.87	$10.32		$10.77
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.16		$0.31	$0.25		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.78)	(0.52)		(0.18)	(0.20)		0.01 (g)
Total from investment operations	$0.53		$(0.66)	$(0.36)		$0.13	$0.05		$0.19
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$(0.09)		$(0.15)	$(0.27)		$(0.53)
From net realized gain on investments	—		—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.15)	(0.07)		(0.18)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.06)		$(0.15)	$(0.16)		$(0.33)	$(0.50)		$(0.64)
Net asset value, end of period (x)	$8.81		$8.34	$9.15		$9.67	$9.87		$10.32
Total return (%) (r)(s)(x)	6.37	(n)	(7.27)	(3.73	)(n)	1.49	0.37		1.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.24	1.19	(a)	1.21	1.16		1.02
Expenses after expense reductions (f)	1.05	(a)	1.05	1.10	(a)	1.10	1.09		1.02
Net investment income	1.42	(a)	1.43	3.43	(a)	3.25	2.38		1.66
Portfolio turnover	27	(n)	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$84		$79	$151		$148	$171		$148

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class R4						2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$8.34		$9.15	$9.67		$9.87	$10.32		$10.77
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.18		$0.33	$0.27		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.79)	(0.52)		(0.17)	(0.19)		0.01 (g)
Total from investment operations	$0.54		$(0.64)	$(0.34)		$0.16	$0.08		$0.22
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$(0.10)		$(0.16)	$(0.30)		$(0.56)
From net realized gain on investments	—		—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.17)	(0.08)		(0.20)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.07)		$(0.17)	$(0.18)		$(0.36)	$(0.53)		$(0.67)
Net asset value, end of period (x)	$8.81		$8.34	$9.15		$9.67	$9.87		$10.32
Total return (%) (r)(s)(x)	6.50	(n)	(7.03)	(3.61	)(n)	1.75	0.62		2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.99	0.94	(a)	0.96	0.91		0.76
Expenses after expense reductions (f)	0.80	(a)	0.80	0.85	(a)	0.85	0.84		0.76
Net investment income	1.66	(a)	1.69	3.70	(a)	3.52	2.61		1.92
Portfolio turnover	27	(n)	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$53		$50	$112		$116	$114		$113

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Year ended 11/30/15	Period ended 11/30/14 (z)		Years ended 5/31
Class R5						2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$8.33		$9.14	$9.66		$9.87	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.16	$0.18		$0.35	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(0.79)	(0.52)		(0.19)	(0.56)
Total from investment operations	$0.56		$(0.63)	$(0.34)		$0.16	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$(0.10)		$(0.16)	$(0.06)
From net realized gain on investments	—		—	—		—	(0.23)
From tax return of capital	—		(0.18)	(0.08)		(0.21)	(0.16)
Total distributions declared to shareholders	$(0.08)		$(0.18)	$(0.18)		$(0.37)	$(0.45)
Net asset value, end of period (x)	$8.81		$8.33	$9.14		$9.66	$9.87
Total return (%) (r)(s)(x)	6.70	(n)	(6.89)	(3.55	)(n)	1.77	(3.39	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.82	(a)	0.82	0.87	(a)
Expenses after expense reductions (f)	0.65	(a)	0.64	0.73	(a)	0.71	0.84	(a)
Net investment income	1.82	(a)	1.84	3.80	(a)	3.68	3.01	(a)
Portfolio turnover	27	(n)	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$634,211		$621,455	$723,112		$709,082	$543,392

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period June 1, 2014 through November 30, 2014. On September 9, 2014, the fund changed its fiscal year-end from May 31 to November 30.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Bond Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2016, the fund did not have more than 25% of its assets invested in any one industry.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other

Notes to Financial Statements (unaudited) – continued

market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,016,564	$—	$9,016,564
Non-U.S. Sovereign Debt	—	231,996,669	—	231,996,669
U.S. Corporate Bonds	—	191,233,887	—	191,233,887
Residential Mortgage-Backed Securities	—	20,332,738	—	20,332,738
Commercial Mortgage-Backed Securities	—	23,428,423	—	23,428,423
Asset-Backed Securities (including CDOs)	—	12,541,971	—	12,541,971
Foreign Bonds	—	72,075,763	—	72,075,763
Floating Rate Loans	—	4,684,327	—	4,684,327
Mutual Funds	88,804,412	—	—	88,804,412
Total Investments	$88,804,412	$565,310,342	$—	$654,114,754

Other Financial Instruments
Futures Contracts	$(32,946)	$—	$—	$(32,946)
Forward Foreign Currency Exchange Contracts	—	(1,463,763)	—	(1,463,763)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$23,957	$(56,903)
Foreign Exchange	Forward Foreign Currency Exchange	1,598,398	(3,062,161)
Total		$1,622,355	$(3,119,064)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$327,388	$—
Foreign Exchange	—	3,210,677
Total	$327,388	$3,210,677

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(175,555)	$—
Foreign Exchange	—	(705,267)
Total	$(175,555)	$(705,267)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign exchange transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and book/tax difference due to distribution payable.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/15
Book/tax difference due to distribution payable	$(1,346,985)
Tax return of capital (b)	15,255,348
Total distributions	$13,908,363

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/16
Cost of investments	$654,016,887
Gross appreciation	14,873,951
Gross depreciation	(14,776,084)
Net unrealized appreciation (depreciation)	$97,867

As of 11/30/15
Capital loss carryforwards	(10,552,481)
Late year ordinary loss deferral	(180,171)
Other temporary differences	(1,075,584)
Net unrealized appreciation (depreciation)	(42,817,593)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(5,007,772)
Long-Term	(5,544,709)
Total	$(10,552,481)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 5/31/16	Year ended 11/30/15	Six months ended 5/31/16	Year ended 11/30/15
Class A	$97,652	$—	$—	$268,008
Class B	3,989	—	—	16,723
Class C	7,310	—	—	21,023
Class I	10,419	—	—	15,031
Class R1	227	—	—	980
Class R2	396	—	—	1,830
Class R3	564	—	—	2,250
Class R4	419	—	—	1,914
Class R5	5,575,864	—	—	13,580,604
Total	$5,696,840	$—	$—	$13,908,363

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement will terminate on March 29, 2017. For the six months ended May 31, 2016, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced in accordance with this agreement.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2016, this management fee reduction amounted to $23,679, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Effective March 30, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.60%
Average daily net assets in excess of $1 billion	0.55%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.74%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2018. For the six months ended May 31, 2016, this reduction amounted to $510,212, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $936 for the six months ended May 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$17,620
Class B	0.75%	0.25%	1.00%	1.00%	6,187
Class C	0.75%	0.25%	1.00%	1.00%	11,351
Class R1	0.75%	0.25%	1.00%	1.00%	354
Class R2	0.25%	0.25%	0.50%	0.50%	174
Class R3	—	0.25%	0.25%	0.25%	102
Total Distribution and Service Fees					$35,788

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to

Notes to Financial Statements (unaudited) – continued

accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2016, this rebate amounted to $81 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2016, were as follows:

Amount
Class A	$146
Class B	679
Class C	59

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2016, the fee was $4,694, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended May 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $16,765.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended May 31, 2016, these costs for the fund amounted to $455,035 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2016, the fee paid by the fund under this agreement was $725 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2016, MFS held approximately 66%, 73%, 63%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended May 31, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $345,030.

(4) Portfolio Securities

For the six months ended May 31, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$15,592,240	$22,287,445
Investments (non-U.S. Government securities)	$135,345,640	$166,962,220

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/16		Year ended 11/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	258,525	$2,267,952	324,854	$2,822,976
Class B	12,087	104,411	12,133	104,704
Class C	46,704	397,686	85,728	745,508
Class I	187,327	1,637,488	64,992	552,600
Class R1	2,152	18,127	432	3,739
Class R2	192	1,660	603	5,204
Class R3	—	—	36	315
Class R5	905,640	7,845,434	9,613,424	83,831,950
	1,412,627	$12,272,758	10,102,202	$88,066,996

Shares issued to shareholders in reinvestment of distributions
Class A	11,024	$95,728	30,191	$262,496
Class B	454	3,918	1,769	15,389
Class C	641	5,535	2,047	17,788
Class I	510	4,407	1,350	11,648
Class R1	26	227	113	980
Class R2	46	396	211	1,828
Class R3	65	564	259	2,241
Class R4	49	419	221	1,913
Class R5	645,653	5,573,137	1,574,511	13,579,394
	658,468	$5,684,331	1,610,672	$13,893,677

Shares reacquired
Class A	(264,608)	$(2,286,937)	(578,591)	$(5,030,329)
Class B	(23,859)	(203,345)	(82,819)	(713,347)
Class C	(28,880)	(247,692)	(103,122)	(895,452)
Class I	(9,454)	(81,366)	(86,985)	(750,223)
Class R1	(1)	(8)	(6,082)	(51,552)
Class R2	(235)	(1,963)	(8,188)	(69,383)
Class R3	—	—	(7,347)	(62,557)
Class R4	—	—	(6,513)	(55,230)
Class R5	(4,109,868)	(35,081,245)	(15,732,683)	(139,461,979)
	(4,436,905)	$(37,902,556)	(16,612,330)	$(147,090,052)

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/16		Year ended 11/30/15
	Shares	Amount	Shares	Amount
Net change
Class A	4,941	$76,743	(223,546)	$(1,944,857)
Class B	(11,318)	(95,016)	(68,917)	(593,254)
Class C	18,465	155,529	(15,347)	(132,156)
Class I	178,383	1,560,529	(20,643)	(185,975)
Class R1	2,177	18,346	(5,537)	(46,833)
Class R2	3	93	(7,374)	(62,351)
Class R3	65	564	(7,052)	(60,001)
Class R4	49	419	(6,292)	(53,317)
Class R5	(2,558,575)	(21,662,674)	(4,544,748)	(42,050,635)
	(2,365,810)	$(19,945,467)	(4,899,456)	$(45,129,379)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund, were the owners of record of approximately 48%, 23%, 16%, 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2016, the fund’s commitment fee and interest expense were $1,432 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	58,326,169	148,624,725	(118,146,482)	88,804,412

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$140,461	$88,804,412

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to...” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Global Bond Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.